OMB APPROVAL
OMB Number: 3235-0675
Expires: May 31, 2018
Estimated average burden
hours per response.....311.22

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2017 to December 31, 2017

Date of Report (Date of earliest event reported) January 24, 2018

Commission File Number of securitizer: 814-00638 [fn]

Central Index Key Number of securitizer: 0001259429

Saul B. Rosenthal

(203) 983-5275

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

[fn]: TICC Capital Corp., as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period, including asset-backed securities privately issued by the following affiliated issuer: TICC CLO 2012-1 LLC.

SEC2860(6-15)	Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not applicable.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), TICC Capital Corp. has indicated by check mark that there is no activity to report for the previous calendar year.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

As of December 31, 2017, TICC Capital Corp., as the securitizer of TICC CLO 2012-1 LLC, had no asset-backed securities outstanding held by non-affiliates. The date of the last payment on the last asset-backed security outstanding that was issued by TICC CLO 2012-1 LLC, an affiliate of TICC Capital Corp., was December 4, 2017.

Pursuant to Rule 15Ga-1(c)(3), TICC Capital Corp. hereby provides notice that its duty under Rule 15Ga-1(c)(2) to file periodically the disclosures required by Rule 15Ga-1(a) is terminated.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

TICC Capital Corp.	(Securitizer)

Date	January 24, 2018

/s/ Saul B. Rosenthal		(Signature)*
Saul B. Rosenthal President

*Print name and title of the signing officer under his signature.